Other Financial Liabilities (debt) - Movement of the changes derived from the financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	$ 63,125	$ 394,815
Additions	3,946	329,957
Payments	7,423	662,327
Long term to short term transfers	0	0
Others change in other financial liabilities	(56)	680
Other financial liabilities	59,592	63,125
Leases, Current [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	7,028	7,617
Additions	0	0
Payments	7,423	12,327
Long term to short term transfers	10,376	11,537
Others change in other financial liabilities	(72)	201
Other financial liabilities	9,909	7,028
Noncurrent, Leases [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	56,097	62,503
Additions	3,946	4,957
Payments	0	0
Long term to short term transfers	(10,376)	(11,537)
Others change in other financial liabilities	16	174
Other financial liabilities	49,683	56,097
Revolving credit facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	0
Additions	0	325,000
Payments	0	325,000
Long term to short term transfers	0	0
Others change in other financial liabilities	0	0
Other financial liabilities	0	0
Senior unsecured credit facility [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	325,000
Additions	0	0
Payments	0	325,000
Long term to short term transfers	0	0
Others change in other financial liabilities	0	0
Other financial liabilities	0	0
Debt issuance cost [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	305
Additions	0	0
Payments	0	0
Long term to short term transfers	0	0
Others change in other financial liabilities	0	305
Other financial liabilities	$ 305	$ 0